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                            CALIFORNIA TAX-EXEMPT FUND
                           CONNECTICUT TAX-EXEMPT FUND
                             FLORIDA TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                             MICHIGAN TAX-EXEMPT FUND
                            NEW JERSEY TAX-EXEMPT FUND
                               OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND

                    Supplement Dated April 28, 2005 to the
          Statement of Additional Information Dated November 4, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - Calculation of Net Asset Value," which appears on page 24 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

      "The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury
      Fund, and 12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund and the State Tax-Exempt Funds."
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                           CALIFORNIA TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           MICHIGAN TAX-EXEMPT FUND
                          NEW JERSEY TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                         PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND

                   Supplement Dated April 28, 2005 to the
                     Prospectus Dated November 4, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - How Fund Shares are Priced," which appears on page 17 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

      "The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury Fund, and 12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund and the State Tax-Exempt Funds."